Defined benefit pension plans and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of asset policy and medical plan
	2021	2020

PAMEC/asset policy and medical plan	6,492	7,346

The actuarial position of liabilities and assets related to retirement and health care plans, on December 31, 2020, in accordance with the rules provided for by IAS 19 is presented below.

The actuarial position of liabilities and assets related to retirement and health care plans, on December 31, 2020, in accordance with the rules provided for by IAS 19 is presented below.

a) Effects on the base date of December 31:

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan	2021	2020

Reconciliation of assets and liabilities on 12/31/2021	(*)		(*)

Present value of the actuarial obligations	38,869	9,176	119	672	14,100	3,231	66,167	69,362
Fair value of the plan assets	(56,478)	(14,739)	(405)	-	(11,511)	-	(83,133)	(80,856)
Present value of the obligations exceeding the fair value of the assets	(17,609)	(5,563)	(286)	672	2,589	3,231	(16,966)	(11,494)

Amount recognized in other comprehensive income	-	2,327	168	-	-	-	2,495	2,023
Net actuarial liabilities/(assets)	(17,609)	(3,236)	(118)	672	2,589	3,231	(14,471)	(9,471)

(*)	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

b) Changes in net actuarial liabilities (assets)

b) Changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2020	(15,731)	(1,360)	(287)	858	2,145	4,343
Expense (revenue) recognized in income (loss)	(1,063)	(90)	(20)	57	160	535
Contributions of the sponsor	-	-	-	(45)	-	(8)
Recognized actuarial (gains) or losses	(815)	(1,786)	189	(198)	284	(1,639)
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2021	(17,609)	(3,236)	(118)	672	2,589	3,231

c) Reconciliation of present value of obligations

c) Reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Value of obligations on 12/31/2020	41,852	10,072	147	858	12,090	4,343
Cost of current service	17	-	-	-	-	213
Interest on actuarial obligation	2,743	640	10	57	868	322
Benefits paid in the year	(2,898)	(768)	(9)	(45)	(605)	(8)
Contributions paid by participants	-				0
(Gains)/losses in obligations	(2,845)	(768)	(29)	(198)	1,747	(1,639)

Value of obligations on 12/31/2021	38,869	9,176	119	672	14,100	3,231

d) Reconciliation of the fair value of the assets

d) Reconciliation of the fair value of the assets

Plans
PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Fair value of assets on 12/31/2020	57,479	12,998	434	-	9,945	-
Benefits paid in the year	(2,898)	(768)	(9)	-	(605)	-
Actual earnings from assets during the year	3,799	834	29	-	708	-
Actuarial gain (loss) on plan assets	(1,902)	1,675	(49)	-	1,463	-
Contributions paid by participants	-	-	-	-	-	-
Contributions of sponsor converted in the plan	-	-	-	-		-
Fair value of assets on 12/31/2021	56,478	14,739	405	-	11,511	-

e) Expenses planned for 2022

e) Expenses planned for 2022

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Current service cost (with interest)	4	-	-	-	-	121
Interest on actuarial obligations	3,289	769	10	57	1,242	290
Earnings expected from assets	(4,841)	(1,257)	(35)	-	(1,008)	-
Interest on the effect of the (asset)/liability limit	1,552	284	10	-	-	-

Total unrecognized net expense (revenue)	4	(204)	(15)	57	234	411

The main actuarial assumptions adopted in the calculation were as follows:

The main actuarial assumptions adopted in the calculation were as follows:

Nominal discount rate for the actuarial obligation:	PBS South: 8.81% / 5.13%; PBS Nordeste: 8.84% / 5.16%; CA: 8.81% / 5.13%; PBS-A: 8.78% / 5.10%; AES: 9.02% / 5.33%; PAMEC: 8.81% / 5.13%; FIBER: 9.02% / 5.33%
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method